Shareholder Report, Line Graph (Details) 74200173300_Putnam U.S. Research Fund_Class R6_TSR Annual {Class R6} - USD ($)											12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2026
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	$ 36,208	$ 31,451	$ 24,915	$ 21,732	$ 23,173	$ 17,083	$ 15,066	$ 13,812	$ 11,883	$ 10,000	$ 44,776
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	32,551	28,138	23,240	20,631	22,268	16,052	14,470	13,517	11,614	10,000	$ 38,932
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	$ 34,076	$ 29,292	$ 23,980	$ 21,219	$ 22,251	$ 16,308	$ 14,566	$ 13,489	$ 11,604	$ 10,000	$ 40,742